                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                     New York, New York 10281-1008

                                                            September 17, 2007

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Global Value Fund
                File Nos. 333-144517; 811-22092

To the Securities and Exchange Commission:

     On behalf of  Oppenheimer  Global  Value  Fund  (the  "Fund"),  transmitted
herewith  for  filing  with  the   Securities  and  Exchange   Commission   (the
"Commission")  under the  Securities  Act of 1933,  as amended (the  "Securities
Act") and the  Investment  Company  Act of 1940,  as  amended  (the  "Investment
Company Act"),  is an amendment  (the  "Amendment")  to the Fund's  Registration
Statement on Form N-1A (the  "Registration  Statement")  filed on September  10,
2007.

     This  Amendment is being made to include the Fund's  financial  statements, auditor's  consent and other exhibits,  as well as other  non-material  changes.
Enclosed  with  this  filing,  under  separate  letter,  is a  request  that the
Registration Statement be declared effective on September 25, 2007.

     We would be pleased to provide you with any additional  information you may require  or with  copies of any of the  materials  referred  to above.  We would appreciate  any  further  comments  the  Commission  Staff  may  have as soon as possible.  Please direct any communications  relating to this filing to Nancy S.
Vann, Esq. at  OppenheimerFunds,  Inc., Two World Financial Center,  225 Liberty
Street, New York, New York 10281, (212) 323-5089.

                                                     Very truly yours,

                                                     /s/ Taylor V. Edwards
                                                     Taylor V. Edwards
                                                     Vice President and Assistant Counsel

cc:    Vincent DiStefano, Esq.
       Ronald Feiman, Esq.
       KPMG LLP
       Gloria LaFond
       Nancy S. Vann